UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6670

        Credit Suisse Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Institutional Fund, Inc. — Large Cap Value Portfolio Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (99.2%)
Aerospace & Defense (4.7%)
L-3 Communications Holdings, Inc.	6,600	$534,732
United Technologies Corp.	13,400	782,158

		1,316,890

Banks (14.2%)
Bank of America Corp.	25,510	1,128,308
Bank of New York Company, Inc.	14,000	445,340
Hudson City Bancorp, Inc.	23,203	288,181
Mellon Financial Corp.	6,100	215,147
Mercantile Bankshares Corp.	7,800	296,010
North Fork Bancorporation, Inc.	12,250	315,070
U.S. Bancorp	14,300	427,713
Wells Fargo & Co.	14,200	885,512

		4,001,281

Beverages (1.0%)
Coca-Cola Co.	6,900	285,522

Building Products (1.4%)
American Standard Companies, Inc.	10,800	388,800

Chemicals (1.5%)
Du Pont (E. I.) de Nemours & Co.	10,500	411,075

Computers & Peripherals (2.8%)
Dell, Inc.*	4,700	137,757
International Business Machines Corp.	7,800	634,140

		771,897

Diversified Financials (10.5%)
American Express Co.	3,300	173,085
Capital One Financial Corp.	4,300	358,190
Citigroup, Inc.	17,400	810,492
Freddie Mac	8,100	549,666
Lehman Brothers Holdings, Inc.	3,000	421,350
Morgan Stanley	4,800	294,960
SLM Corp.	6,300	352,548

		2,960,291

Diversified Telecommunication Services (3.7%)
ALLTEL Corp.	5,400	324,162
AT&T, Inc.	17,000	441,150
Sprint Nextel Corp.	11,400	260,946

		1,026,258

Electric Utilities (2.5%)
Dominion Resources, Inc.	1,800	135,954
Exelon Corp.	4,900	281,358
TXU Corp.	5,600	283,584

		700,896

Electrical Equipment (1.2%)
Emerson Electric Co.	4,400	340,780

	Number of
	Shares	Value

Energy Equipment & Services (3.1%)
Halliburton Co.	4,300	$342,065
Weatherford International, Ltd.*	11,600	519,448

		861,513

Food Products (1.5%)
Kellogg Co.	9,800	420,420

Healthcare Providers & Services (2.4%)
Aetna, Inc.	7,100	687,280

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	9,900	346,599

Household Products (1.6%)
Procter & Gamble Co.	7,400	438,302

Industrial Conglomerates (3.6%)
General Electric Co.	18,400	602,600
Tyco International, Ltd.	16,200	422,010

		1,024,610

Insurance (6.3%)
Allstate Corp.	6,800	353,940
Hartford Financial Services Group, Inc.	9,800	805,854
St. Paul Travelers Companies, Inc.	13,500	612,630

		1,772,424

Machinery (2.1%)
Deere & Co.	6,100	437,736
ITT Industries, Inc.	1,600	164,000

		601,736

Media (1.9%)
Time Warner, Inc.	30,800	539,924

Multiline Retail (2.3%)
J.C. Penney Company, Inc.	5,700	318,060
Kohl’s Corp.*	7,600	337,364

		655,424

Oil & Gas (13.0%)
Apache Corp.	4,000	302,120
Chevron Corp.	15,600	926,328
ConocoPhillips	11,300	731,110
Exxon Mobil Corp.	15,500	972,625
Newfield Exploration Co.*	6,000	314,400
Noble Energy, Inc.	8,700	402,636

		3,649,219

Personal Products (0.7%)
Avon Products, Inc.	7,200	203,904

Pharmaceuticals (7.4%)
Johnson & Johnson	10,300	592,662
Mylan Laboratories, Inc.	17,400	342,780
Pfizer, Inc.	27,500	706,200
Wyeth	9,300	430,125

		2,071,767

	Number of
	Shares	Value

Semiconductor Equipment & Products (0.7%)
Applied Materials, Inc.	10,700	$203,835

Software (1.6%)
Microsoft Corp.	16,200	456,030

Specialty Retail (3.8%)
Best Buy Company, Inc.	4,250	215,305
Home Depot, Inc.	12,000	486,600
Office Depot, Inc.*	11,000	364,650

		1,066,555

Tobacco (2.5%)
Altria Group, Inc.	9,700	701,698

TOTAL COMMON STOCKS (Cost $23,639,981)		27,904,930

	Par
	(000)

SHORT-TERM INVESTMENT (1.1%)
State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06
(Cost $314,000)	$ 314	314,000

TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $23,953,981)		28,218,930
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(82,421)

NET ASSETS (100.0%)		$28,136,509

*	Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $23,953,981, $4,539,540, $(274,592) and $4,264,948, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc.-Investment Grade Fixed Income Portfolio Schedule of Investments January 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (19.0%)
Aerospace & Defense (0.7%)
$65	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	$68,048

Banks (1.4%)
40	Bank of America Corp., Global Notes	(AA- , Aa2)	10/01/10	4.250	38,751
25	Bank of America Corp., Rule 144A, Company
	Guaranteed Notes (Callable 12/31/06
	@ $104.04) ‡	(A , Aa3)	12/31/26	8.070	26,531
25	Bank of New York Company, Inc., Senior
	Subordinated Notes (Callable 03/15/08
	@ $100.00) #	(A , A1)	03/15/13	3.400	24,167
55	Wachovia Capital Trust III, Bank Guaranteed Notes
	(Callable 03/15/11 @ $100.00) #	(A- , A2)	08/29/49	5.800	55,172

					144,621

Commercial Services (1.5%)
45	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	44,597
15	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	15,047
90	Steelcase, Inc., Global Senior Notes	(BBB- , Ba1)	11/15/06	6.375	89,989

					149,633

Diversified Financials (5.9%)
45	Ameriprise Financial, Inc., Senior Unsecured Notes	(A- , A3)	11/15/10	5.350	45,264
20	Capital One Financial Corp., Senior Notes	(BBB- , Baa3)	05/17/07	4.738	19,924
25	CIT Group Holdings, Inc., Bonds	(A , A2)	01/30/16	5.400	24,707
50	Citigroup, Inc., Global Subordinated Notes	(A+ , Aa2)	09/15/14	5.000	48,938
50	Ford Motor Credit Co., Global Notes §	(BB+ , Ba2)	01/15/10	5.700	44,263
70	General Electric Capital Corp., Series MTNA,
	Global Notes	(AAA , Aaa)	06/15/12	6.000	73,394
15	General Motors Acceptance Corp., Global Bonds §	(BB , Baa2)	11/01/31	8.000	15,337
35	Goldman Sachs Group, Inc., Global Notes §	(A+ , Aa3)	01/15/15	5.125	34,290
30	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	29,250
15	JPMorgan Chase & Co., Global Notes §	(A+ , Aa3)	03/01/15	4.750	14,457
35	MBNA America Bank, Rule 144A, Subordinated
	Notes ‡	(BBB , Baa2)	03/15/08	6.750	36,233
60	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	57,189
65	OMX Timber Finance Investment LLC, Rule 144A,
	Company Guaranteed Notes (Callable 10/31/19
	@ $100.00) ‡#	(A+ , Aa3)	01/29/20	5.420	64,609
30	Residential Capital Corp., Company Guaranteed
	Notes	(BBB- , Baa3)	11/21/08	6.125	30,325
60	SLM Corp., Series MTNA, Global Notes §	(A , A2)	01/15/09	4.000	58,176

					596,356

Electric (1.5%)
17	American Electric Power Company, Inc.,
	Series A, Global Notes	(BBB , Baa2)	05/15/06	6.125	17,055
15	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	14,829
25	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	24,757
20	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa1)	03/01/34	6.050	20,433
25	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	27,176
50	TXU Corp., Global Senior Notes	(BB+ , Ba1)	11/15/14	5.550	47,202

					151,452

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Healthcare Services (0.2%)
$20	WellPoint, Inc., Global Unsecured Notes	(BBB+ , Baa1)	01/15/11	5.000	$19,874

Home Builders (0.7%)
75	Lennar Corp., Series B, Global Company
	Guaranteed Notes	(BBB , Baa3)	05/31/15	5.600	72,594

Insurance (1.5%)
40	American International Group, Inc., Global
	Notes §#	(AA , Aa2)	05/15/13	4.250	37,663
50	Berkshire Hathaway Finance Corp., Global
	Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	48,445
40	Nationwide Mutual Insurance Co., Rule 144A,
	Bonds (Callable 04/15/14 @ $100.00) ‡	(A- , A2)	04/15/34	6.600	39,666
20	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	21,486

					147,260

Investment Company (0.3%)
25	Frank Russell Co., Rule 144A, Company
	Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	25,507

Media (1.0%)
16	Comcast Cable Communications Holdings, Inc.,
	Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	18,339
30	Comcast Corp., Company Guaranteed Notes §	(BBB+ , Baa2)	06/15/16	4.950	27,934
30	Cox Communications, Inc., Global Notes	(BBB- , Baa3)	12/15/14	5.450	29,086
20	Time Warner, Inc., Senior Notes	(BBB+ , Baa1)	07/15/33	8.375	23,719

					99,078

Oil & Gas (1.4%)
35	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	40,829
50	Enterprise Products Operating LP, Series B,
	Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	51,727
25	Pemex Project Funding Master Trust, Rule 144A,
	Company Guaranteed Notes ‡#	(BBB , Baa1)	06/15/10	5.791	25,863
25	XTO Energy, Inc., Notes	(BBB- , Baa3)	06/30/15	5.300	24,880

					143,299

Pharmaceuticals (0.2%)
25	Bristol-Myers Squibb Co., Notes	(A+ , A1)	08/15/13	5.250	24,961

Pipelines (0.2%)
25	Kinder Morgan Energy Partners LP, Notes	(BBB+ , Baa1)	11/15/14	5.125	24,326

Real Estate (0.3%)
30	EOP Operating LP, Notes	(BBB , Baa2)	10/01/10	4.650	29,084

Telecommunications (2.2%)
25	ALLTEL Corp., Notes	(A , A2)	05/17/07	4.656	24,892
25	BellSouth Corp., Global Senior Unsecured Notes §	(A , A2)	11/15/34	6.000	24,524
20	Motorola, Inc., Notes	(BBB+ , Baa2)	11/16/07	4.608	19,862
20	Nextel Communications, Inc., Series E, Senior
	Notes	(A- , Baa2)	10/31/13	6.875	20,986
20	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	19,424
55	Sprint Capital Corp., Global Company Guaranteed
	Notes	(BBB- , Baa2)	03/15/32	8.750	72,141
40	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	40,122
					221,951

TOTAL CORPORATE BONDS (Cost $1,942,512)					1,918,044

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (13.0%)
$3	Ameriquest Mortgage Securities, Inc., Series
	2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	4.880	$3,156
70	Asset Backed Funding Certificates, Series
	2005-AQ1, Class A4 #	(AAA , Aaa)	06/25/35	5.010	68,753
35	Asset Backed Funding Certificates, Series
	2005-AQ1, Class M1 #	(AA , Aa)	06/25/35	5.240	33,968
95	CDC Mortgage Capital Trust, Series
	2003-HE4, Class M2 #	(A , A2)	03/25/34	6.180	96,922
35	CIT Group Home Equity Loan Trust,
	Series 2003-1, Class M1	(AA , Aa2)	10/20/32	4.670	34,280
9	Countrywide Asset Backed Certificates, Series
	2003-BC1, Class A1 #	(AAA , Aaa)	03/25/33	4.930	8,852
50	Countrywide Asset Backed Certificates, Series
	2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	48,749
21	Countrywide Home Equity Loan Trust, Series
	2002-C, Class A #	(AAA , Aaa)	05/15/28	4.710	21,447
75	DaimlerChrysler Auto Trust, Series 2004-B,
	Class A4	(AAA , Aaa)	10/08/09	3.710	73,418
105	Finance America Mortgage Loan Trust, Series
	2004-2, Class M1 #	(AA+ , Aa1)	08/25/34	5.080	105,455
50	First Franklin Mortgage Loan Asset Backed
	Certificates, Series 2005-FF5, Class A2B #	(AAA , Aaa)	03/25/35	4.760	50,039
60	Ford Credit Auto Owner Trust, Series 2003-A,
	Class A4B #	(AAA , Aaa)	06/15/07	4.560	59,772
105	GE Capital Credit Card Master Note Trust, Series
	2004-2, Class A #	(AAA , Aaa)	09/15/10	4.510	105,140
11	Greenpoint Home Equity Loan Trust, Series
	2003-1, Class A #	(AAA , Aaa)	04/15/29	4.740	11,301
120	GSAA Home Equity Trust, Series 2005-12,
	Class AF4 #	(AAA , Aaa)	09/25/35	5.344	118,069
41	Honda Auto Receivables Owner Trust, Series
	2003-1, Class A4 #	(AAA , Aaa)	07/18/08	2.480	39,908
35	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class M1 #	(AA , Aa1)	09/25/35	4.960	35,179
125	MBNA Credit Card Master Note Trust, Series
	2002-A4, Class A4 #	(AAA , Aaa)	08/17/09	4.580	125,224
55	MBNA Credit Card Master Note Trust, Series
	2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	59,245
16	Morgan Stanley ABS Capital I, Series 2003-NC7,
	Class A2 #	(AAA , Aaa)	06/25/33	4.899	16,184
95	Morgan Stanley ABS Capital I, Series 2005-HQ5,
	Class A4 #	(AAA , Aaa)	01/14/42	5.168	94,129
60	Popular ABS Mortgage Pass-Through Trust,
	Series 2005-1, Class AF4 #	(AAA , Aaa)	05/25/35	4.608	58,050
33	SLM Student Loan Trust, Series 2000-1, Class
	A2L #	(AAA , Aaa)	01/25/13	4.803	32,886
0	SLM Student Loan Trust, Series 2003-1, Class
	A2 # (1)	(AAA , Aaa)	06/17/13	4.531	128
7	Vanderbilt Mortgage Finance, Series 1998-C,
	Class 1B1	(BBB , Baa)	02/07/15	6.970	6,976

TOTAL ASSET BACKED SECURITIES (Cost $1,314,734)					1,307,230

MORTGAGE BACKED SECURITIES (47.4%)
75	Bank America Commercial Mortgage, Inc., Series
	2005-6, Class A4	(AAA , Aaa)	09/10/47	5.182	74,881
50	Bank of America Commercial Mortgage, Inc.,
	Series 2005-2, Class A2	(AAA , Aaa)	07/10/43	4.247	49,262
45	Bear Stearns Commercial Mortgage Securities,
	Inc., Series 2005-LXR1, Class H #	(AAA , Aaa)	09/15/18	5.670	45,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

$79	Countrywide Home Loans, Series 2005-HYB9,
	Class 2A1 #	(AAA , Aaa)	02/20/36	5.330	$78,957
180	Countrywide Home Loans, Series 2006-HYB1,
	Class 1A1 #	(AAA , Aaa)	01/20/36	5.424	180,000
212	Fannie Mae Pool #357739	(AAA , Aaa)	03/01/35	6.000	214,395
138	Fannie Mae Pool #357822	(AAA , Aaa)	05/01/35	5.500	136,579
67	Fannie Mae Pool #703337	(AAA , Aaa)	04/01/33	5.500	66,081
41	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	39,848
78	Fannie Mae Pool #725231	(AAA , Aaa)	02/01/34	5.000	75,686
99	Fannie Mae Pool #725866	(AAA , Aaa)	09/01/34	4.500	93,074
105	Fannie Mae Pool #733389	(AAA , Aaa)	08/01/33	5.000	102,273
139	Fannie Mae Pool #735196 #^^	(AAA , Aaa)	11/01/34	4.001	138,256
137	Fannie Mae Pool #758789 ^^	(AAA , Aaa)	12/01/33	5.500	135,584
101	Fannie Mae Pool #772297	(AAA , Aaa)	03/01/34	5.500	100,369
113	Fannie Mae Pool #790724	(AAA , Aaa)	09/01/34	5.500	112,344
110	Fannie Mae Pool #797894	(AAA , Aaa)	04/01/35	5.000	106,324
115	Fannie Mae Pool #826514	(AAA , Aaa)	07/01/35	6.000	115,944
150	Fannie Mae Pool #826821 ‡‡	(AAA , Aaa)	08/01/35	5.000	144,835
232	Fannie Mae Pool #828715 ^^	(AAA , Aaa)	07/01/35	5.500	229,802
88	Fannie Mae Pool #848079	(AAA , Aaa)	09/01/35	6.500	90,482
86	Fannie Mae Pool #849706	(AAA , Aaa)	06/01/35	6.000	86,447
215	Fannie Mae Pool #851037 ^^	(AAA , Aaa)	12/01/35	5.000	207,861
200	FHLMC TBA	(AAA , Aaa)	02/01/36	6.000	201,969
95	FNMA TBA	(AAA , Aaa)	02/01/16	5.500	95,549
200	FNMA TBA	(AAA , Aaa)	02/01/36	5.500	197,782
155	FNMA TBA	(AAA , Aaa)	02/01/36	6.000	156,465
25	FNMA TBA	(AAA , Aaa)	02/01/36	6.500	25,621
100	Freddie Mac Global Bonds	(AAA , Aaa)	06/18/14	5.250	102,800
120	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	120,162
40	Freddie Mac Global Notes §	(AAA , Aaa)	07/15/32	6.250	47,061
97	Freddie Mac Pool #A23629	(AAA , Aaa)	06/01/34	5.000	93,822
39	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	38,167
105	GMAC Commercial Mortgage Securities, Inc.,
	Series 1997-C2, Class B, Subordindated Bonds	(AAA , Aaa)	04/15/29	6.703	107,604
150	GS Mortgage Securities Corp. II, Series
	2005-GG4, Class A4 #	(AAA , Aaa)	07/10/39	4.761	144,396
116	JPMorgan Alternative Loan Trust, Series 2005-S1,
	Class 1A6	(AAA , Aaa)	12/25/35	6.500	117,788
50	JPMorgan Chase Commercial Mortgage
	Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	48,691
86	LB-UBS Commercial Mortgage Trust, Series
	2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	82,801
150	LB-UBS Commercial Mortgage Trust,
	Series 2005-C2, Class A5	(AAA , Aaa)	04/15/30	1.000	148,617
67	Master Specialized Loan Trust, Series 2005-3,
	Class A2, Mortgage Pass Thru Certificate #	(AAA , Aaa)	11/25/35	5.704	66,997
210	Residential Accredit Loans, Inc., Series 2006-QA1,
	Class A21 #	(AAA , Aaa)	01/25/36	6.017	212,502
140	Residential Funding Mortgage Securities I,
	Series 2006-SA1, Class 1A1 #	(AAA , Aaa)	02/25/36	5.687	140,809

TOTAL MORTGAGE BACKED SECURITIES (Cost $4,813,001)					4,773,887

FOREIGN BONDS (2.8%)
Asset Backed Securities (1.0%)
100	Pure Mortgages, Series 2004-1A, Class A #	(AAA , Aaa)	02/28/34	4.700	100,000

Beverages (0.6%)
25	Diageo Capital PLC, Global Notes (United Kingdom)	(A , A2)	05/03/10	4.375	24,341
35	Diageo Finance BV, Global Company Guaranteed
	Notes (Netherlands)	(A , A2)	04/01/11	3.875	33,031

					57,372

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Electric (0.2%)
$20	Compania Nacional de Transmision Electrica SA,
	Global Senior Notes	(A- , Baa1)	04/15/11	7.875	$21,975

Insurance (0.2%)
20	Everest Reinsurance Holdings, Notes	(A- , A3)	10/15/14	5.400	19,658

Miscellaneous Manufacturing (0.3%)
30	Tyco International Group SA, Yankee Company
	Guaranteed Notes (Luxembourg)	(BBB+ , Baa3)	10/15/11	6.375	31,441

Oil & Gas (0.4%)
10	Canadian Natural Resources, Ltd., Yankee Notes	(BBB+ , Baa1)	07/15/11	6.700	10,687
25	Nexen, Inc., Yankee Notes	(BBB- , Baa2)	03/10/35	5.875	24,433

					35,120

Pipelines (0.1%)
15	Trans-Canada Pipelines, Ltd., Yankee Bonds	(A- , A2)	01/15/15	4.875	14,671

TOTAL FOREIGN BONDS (Cost $284,948)					280,237

UNITED STATES TREASURY OBLIGATIONS (11.0%)
78	Treasury Inflation-Index Notes §	(AAA , Aaa)	04/15/32	3.375	101,764
50	United States Treasury Bonds §	(AAA , Aaa)	02/15/23	7.125	63,797
219	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	241,156
14	United States Treasury Notes §	(AAA , Aaa)	09/30/06	2.500	13,814
245	United States Treasury Notes §	(AAA , Aaa)	06/30/07	3.625	241,967
20	United States Treasury Notes §	(AAA , Aaa)	11/15/08	4.375	19,947
50	United States Treasury Notes §	(AAA , Aaa)	09/15/10	3.875	48,705
65	United States Treasury Notes §	(AAA , Aaa)	02/15/12	4.875	66,211
50	United States Treasury Notes §	(AAA , Aaa)	05/15/14	4.750	50,707
258	United States Treasury Notes §	(AAA , Aaa)	11/15/15	4.500	257,486

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,109,054)					1,105,554

Number of
Shares

SHORT-TERM INVESTMENTS (23.7%)
1,307,331	State Street Navigator Prime Fund §§				1,307,331
Par
(000)

$15	Fannie Mae Discount Notes, Series BB		03/23/06	4.548	14,911
800	Federal Home Loan Bank Discount Notes		02/10/06	4.376	799,151
264	State Street Bank and Trust Co. Euro Time Deposit		02/01/06	3.350	264,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,385,393)					2,385,393

TOTAL INVESTMENTS AT VALUE (116.9%) (Cost $11,849,642)					11,770,345
LIABILITIES IN EXCESS OF OTHER ASSETS (-16.9%)					(1,703,756)

NET ASSETS (100.0%)					$10,066,589

OPEN FUTURES CONTRACTS
					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation
Futures Contract	Contracts	Date	Amount	Value	(Depreciation)

Government of
Canada 10 Year
Bonds Futures	4	03/22/06	$400,581	$395,067	$(5,514)
Federal Republic of
Germany 10 Year
Bonds Futures	3	03/08/06	440,434	438,714	(1,720)
U.S. Treasury 10
Year Notes Futures	2	03/22/06	211,618	211,469	(149)

			$1,052,633	$1,045,250	$(7,383)

Australia Treasury 10
Year Bond Futures	(1)	03/15/06	(78,639)	(79,326)	(687)
U.K. Treasury
Bonds Futures	(2)	03/29/06	(402,991)	(405,520)	(2,529)
U.S. Treasury 10
Year Notes Futures	(2)	03/22/06	(217,285)	(216,875)	410
U.S. Treasury 20
Year Bonds Futures	(2)	03/22/06	(225,772)	(225,688)	84

			(924,687)	(927,409)	(2,722)

			$127,946	$117,841	$(10,105)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Foreign Currency
Forward Foreign	Expiration	To Be		Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)		Amount	Value	Gain (Loss)

Brazilian Real	04/13/06	BRL	106,000	$45,680	$47,151	$1,471
European Economic Unit	04/13/06		€208,000	253,032	253,642	610
European Economic Unit	04/13/06		€(299,000)	(363,928)	(364,610)	(682)
Hungarian Forint	04/13/06	HUF	10,300,000	49,677	49,510	(167)
Japanese Yen	04/13/06		¥11,900,000	105,403	102,595	(2,808)
Japanese Yen	04/13/06		¥(11,900,000)	(104,323)	(102,595)	1,728
Polish Zloty	04/13/06	PLN	164,000	52,547	52,106	(441)
Turkish Lira	04/13/06	TRL	51,000	37,376	37,874	498

				$75,464	$75,673	$209

INVESTMENT ABBREVIATIONS MTNA = Medium Term Notes, Series A TBA = To Be Announced

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $218,409, or 2.17% of net assets.
‡‡	Collateral segregated for futures contracts.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2006.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
(1)	Par value of security held is less then 1,000.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $11,849,642, $20,026, $(99,323) and $(79,297), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc.-Capital Appreciation Portfolio Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.0%)
Aerospace & Defense (7.0%)
Boeing Co.	2,600	$177,606
L-3 Communications Holdings, Inc.	800	64,816
Precision Castparts Corp.	3,700	184,815
United Technologies Corp.	3,400	198,458

		625,695

Banks (2.2%)
Hudson City Bancorp, Inc.	7,100	88,182
Northern Trust Corp.	2,000	104,420

		192,602

Beverages (1.5%)
Coca-Cola Co.	3,300	136,554

Biotechnology (3.0%)
Genentech, Inc.*	1,800	154,656
Genzyme Corp.*	1,600	113,504

		268,160

Chemicals (3.2%)
Chemtura Corp.	6,100	76,677
Monsanto Co.	2,500	211,525

		288,202

Communications Equipment (5.9%)
Avaya, Inc.*	4,100	43,255
Comverse Technology, Inc.*	5,100	139,689
Corning, Inc.*	12,100	294,635
Motorola, Inc.	2,300	52,233

		529,812

Computers & Peripherals (1.9%)
Apple Computer, Inc.*	2,300	173,673

Diversified Financials (4.8%)
American Express Co.	2,600	136,370
Capital One Financial Corp.	1,900	158,270
SLM Corp.	2,400	134,304

		428,944

Electronic Equipment & Instruments (2.7%)
Broadcom Corp. Class A*	2,000	136,400
Roper Industries, Inc.	2,600	104,910

		241,310

Energy Equipment & Services (4.7%)
Grant Prideco, Inc.*	3,000	150,270
Halliburton Co.	1,300	103,415
Smith International, Inc.	2,400	108,000
Weatherford International, Ltd.*	1,200	53,736

		415,421

	Number of
	Shares	Value

Food & Drug Retailing (1.5%)
CVS Corp.	4,900	$136,024

Food Products (1.0%)
Wm. Wrigley Jr. Co.	1,400	89,544

Healthcare Equipment & Supplies (4.1%)
Dade Behring Holdings, Inc.	4,900	191,737
St. Jude Medical, Inc.*	3,600	176,868

		368,605

Healthcare Providers & Services (5.3%)
Aetna, Inc.	1,000	96,800
Omnicare, Inc.	1,100	54,670
UnitedHealth Group, Inc.	2,100	124,782
WellPoint, Inc.*	2,600	199,680

		475,932

Hotels, Restaurants & Leisure (4.0%)
Carnival Corp.	1,600	82,816
Cheesecake Factory, Inc.*	1,200	44,220
Penn National Gaming, Inc.*	2,600	83,460
Starbucks Corp.*	4,600	145,820

		356,316

Household Products (2.1%)
Procter & Gamble Co.	3,100	183,613

Insurance (2.8%)
American International Group, Inc.	1,700	111,282
Genworth Financial, Inc. Class A	4,200	137,592

		248,874

Internet & Catalog Retail (1.5%)
eBay, Inc.*	3,200	137,920

Internet Software & Services (3.5%)
Google, Inc. Class A*	300	129,975
VeriSign, Inc.*	4,200	99,750
Yahoo!, Inc.*	2,300	78,982

		308,707

IT Consulting & Services (2.6%)
CACI International, Inc. Class A*	1,700	97,070
NAVTEQ Corp.*	3,100	139,221

		236,291

Machinery (1.0%)
Deere & Co.	1,200	86,112

Media (3.0%)
E.W. Scripps Co. Class A	1,400	67,676
Getty Images, Inc.*	1,200	97,980
Univision Communications, Inc. Class A*	3,100	98,704

		264,360

Multiline Retail (1.3%)
Kohl’s Corp.*	2,700	119,853

	Number of
	Shares	Value

Oil & Gas (3.3%)
Newfield Exploration Co.*	1,600	$83,840
XTO Energy, Inc.	4,200	206,136

		289,976

Pharmaceuticals (7.5%)
Barr Pharmaceuticals, Inc.*	1,900	124,602
Forest Laboratories, Inc.*	3,600	166,608
Johnson & Johnson	2,700	155,358
Medco Health Solutions, Inc.	1,800	97,380
Wyeth	2,800	129,500

		673,448

Semiconductor Equipment & Products (1.7%)
Applied Materials, Inc.	2,300	43,815
Maxim Integrated Products, Inc.	2,600	106,704

		150,519

Software (9.0%)
Adobe Systems, Inc.	4,830	191,848
Electronic Arts, Inc.*	1,800	98,244
Microsoft Corp.	13,500	380,025
Salesforce.com, Inc.*	3,200	131,360

		801,477

Specialty Retail (2.2%)
Best Buy Company, Inc.	1,050	53,193
Home Depot, Inc.	3,600	145,980

		199,173

Tobacco (0.9%)
Altria Group, Inc.	1,100	79,574

Wireless Telecommunication Services (0.8%)
American Tower Corp. Class A	2,300	71,162

TOTAL COMMON STOCKS (Cost $6,961,568)		8,577,853

	Par
	(000)

SHORT-TERM INVESTMENT (4.2%)
State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06
(Cost $378,000)	$ 378	378,000

TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $7,339,568)		8,955,853
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(16,779)

NET ASSETS (100.0%)		$8,939,074

*	Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of the Board of Directors, under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted of published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $7,339,568, $1,738,543, $(122,258) and $1,616,285, respectively.

Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Institutional Fund, Inc.-International Focus Portfolio Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.5%)
Argentina (1.3%)
Oil & Gas (1.3%)
Repsol YPF SA	15,739	$427,370

TOTAL ARGENTINA		427,370

Belgium (1.8%)
Beverages (1.8%)
InBev NV	12,304	579,023

TOTAL BELGIUM		579,023

Brazil (0.5%)
Metals & Mining (0.5%)
Companhia Vale do Rio Doce ADR	3,523	180,624

TOTAL BRAZIL		180,624

Canada (1.4%)
Diversified Telecommunication Services (1.4%)
Rogers Communications, Inc. Class B§	10,400	455,733

TOTAL CANADA		455,733

Denmark (1.8%)
Pharmaceuticals (1.8%)
Novo Nordisk AS Series B	10,800	603,002

TOTAL DENMARK		603,002

Egypt (1.9%)
Telecommunications (1.9%)
Orascom Telecom Holding SAE GDR	9,189	608,312

TOTAL EGYPT		608,312

France (12.1%)
Banks (2.5%)
Societe Generale§	6,069	800,853

Insurance (2.3%)
Axa	22,217	751,961

Media (2.0%)
Lagardere S.C.A.§	8,315	661,819

Oil & Gas (2.6%)
Total SA§	3,087	854,242

Pharmaceuticals (0.5%)
Sanofi-Aventis	1,716	157,320

Textiles & Apparel (2.2%)
LVMH Moet Hennessy Louis Vuitton SA§	7,843	706,789

	Number of
	Shares	Value

TOTAL FRANCE		$3,932,984

Germany (6.9%)
Aerospace & Defense (1.4%)
MTU Aero Engines Holding AG*	13,371	457,380

Auto Components (1.5%)
Continental AG	4,963	482,827

Banks (1.1%)
Bayerische Hypo-und Vereinsbank AG*§	11,012	357,582

Electric Utilities (2.4%)
E.ON AG	7,136	796,389

Software (0.5%)
SAP AG*	793	162,779

TOTAL GERMANY		2,256,957

Greece (1.6%)
Diversified Telecommunication Services (1.6%)
Hellenic Telecommunications Organization SA (OTE)*	22,470	519,447

TOTAL GREECE		519,447

Hong Kong (0.9%)
Industrial Conglomerates (0.9%)
Hutchison Whampoa, Ltd.	29,000	297,274

TOTAL HONG KONG		297,274

Italy (4.6%)
Banks (2.5%)
SanPaolo IMI SpA§	39,359	640,055
UniCredito Italiano SpA	23,053	164,464

		804,519

Oil & Gas (2.1%)
Eni SpA§	22,508	681,513

TOTAL ITALY		1,486,032

Japan (22.0%)
Auto Components (1.1%)
Bridgestone Corp.	18,000	365,732

Banks (2.5%)
Bank of Yokohama, Ltd.	99,000	801,545

Chemicals (3.8%)
Kuraray Company, Ltd.§	34,500	406,733
Shin-Etsu Chemical Company, Ltd.	14,600	830,714

		1,237,447

Diversified Financials (3.4%)
Daiwa Securities Group, Inc.	46,000	539,625
ORIX Corp.	2,200	569,703

		1,109,328

	Number of
	Shares	Value

Japan (continued)
Electronic Equipment & Instruments (1.1%)
Omron Corp.	15,600	$368,013

Household Products (1.0%)
Uni-Charm Corp.	6,900	326,406

Machinery (2.4%)
Komatsu, Ltd.	42,000	774,822

Specialty Retail (2.9%)
Yamada Denki Company, Ltd.	7,200	929,004

Trading Companies & Distributors (3.8%)
Sumitomo Corp.	90,000	1,231,724

TOTAL JAPAN		7,144,021

Luxembourg (0.7%)
Energy Equipment & Services (0.7%)
Stolt Offshore SA	18,300	232,351

TOTAL LUXEMBOURG		232,351

Mexico (1.3%)
Wireless Telecommunication Services (1.3%)
America Movil SA de CV ADR Series L	12,200	411,506

TOTAL MEXICO		411,506

Netherlands (3.9%)
Banks (2.5%)
ABN AMRO Holding NV	29,274	811,232

Food Products (1.4%)
Royal Numico NV*	10,261	466,822

TOTAL NETHERLANDS		1,278,054

Norway (1.0%)
Banks (1.0%)
DNB NOR ASA	29,000	324,523

TOTAL NORWAY		324,523

Singapore (1.3%)
Banks (1.3%)
United Overseas Bank, Ltd.	47,685	426,565

TOTAL SINGAPORE		426,565

South Korea (1.6%)
Machinery (1.4%)
Samsung Heavy Industries Company, Ltd.	29,040	464,815

Multiline Retail (0.2%)
Lotte Shopping Company, Ltd. GDR*	2,240	46,301

TOTAL SOUTH KOREA		511,116

	Number of
	Shares	Value

Spain (1.4%)
Tobacco (1.4%)
Altadis SA	10,603	$440,849

TOTAL SPAIN		440,849

Sweden (2.8%)
Communications Equipment (1.5%)
Telefonaktiebolaget LM Ericsson	130,580	473,711

Machinery (1.3%)
Sandvik AB	8,805	432,195

TOTAL SWEDEN		905,906

Switzerland (4.2%)
Banks (2.4%)
UBS AG	7,274	789,566

Pharmaceuticals (1.8%)
Novartis AG	10,340	567,271

TOTAL SWITZERLAND		1,356,837

Taiwan (0.7%)
Semiconductor Equipment & Products (0.7%)
MediaTek, Inc.	22,000	219,810

TOTAL TAIWAN		219,810

United Kingdom (18.8%)
Banks (4.6%)
Barclays PLC	30,362	323,968
HSBC Holdings PLC	43,700	729,228
Royal Bank of Scotland Group PLC	13,864	429,022

		1,482,218

Beverages (1.5%)
SABMiller PLC	23,615	480,085

Commercial Services & Supplies (2.2%)
Capita Group PLC	42,235	320,627
Hays PLC	174,705	407,517

		728,144

Diversified Telecommunication Services (1.0%)
Cable & Wireless PLC	174,053	316,940

Metals & Mining (1.6%)
BHP Billiton PLC	28,343	525,878

Oil & Gas (2.2%)
BP PLC	60,154	725,375

Pharmaceuticals (2.7%)
AstraZeneca PLC	4,769	231,080
GlaxoSmithKline PLC	25,896	662,321

		893,401

Tobacco (1.3%)
Imperial Tobacco Group PLC	14,466	429,084

	Number of
	Shares	Value

United Kingdom (continued)
Wireless Telecommunication Services (1.7%)
Vodafone Group PLC	255,436	$536,699

TOTAL UNITED KINGDOM		6,117,824

TOTAL COMMON STOCKS (Cost $21,732,450)		30,716,120

PREFERRED STOCK (0.6%)
Brazil (0.6%)
Metals & Mining (0.6%)
Companhia Vale do Rio Doce ADR (Cost $144,050)	4,500	199,710

Rights (0.0%)
Italy (0.0%)
Diversified Telecommunications (0.0%)
3 Italia SpA (Cost $0)	29	0

SHORT TERM INVESTMENTS (15.7%)
State Street Navigator Prime Fund§§	3,999,074	3,999,074
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 1,091	1,091,000

TOTAL SHORT TERM INVESTMENTS (Cost $5,090,074)		5,090,074

TOTAL INVESTMENTS AT VALUE (110.8%) (Cost $26,966,574)		36,005,904
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.8%)		(3,500,626)

NET ASSETS (100.0%)		$32,505,278

INVESTMENT ABBREVIATION ADR = American Depositary Receipt GDR= Global Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $26,966,574, $9,272,607, $(233,276) and $9,039,331, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. - Select Equity Portfolio Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.8%)
Aerospace & Defense (5.0%)
Boeing Co.	700	$47,817
Goodrich Corp.	700	27,559
United Technologies Corp.	1,500	87,555

		162,931

Banks (8.1%)
Bank of America Corp.	1,102	48,741
Mellon Financial Corp.	1,100	38,797
North Fork Bancorporation, Inc.	2,050	52,726
South Financial Group, Inc.§	1,300	33,904
U.S. Bancorp	1,600	47,856
Wells Fargo & Co.	700	43,652

		265,676

Biotechnology (0.9%)
Amgen, Inc.*	400	29,156

Building Products (0.8%)
American Standard Companies, Inc.	700	25,200

Chemicals (1.5%)
PPG Industries, Inc.	800	47,600

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	500	29,870

Communications Equipment (2.1%)
Cisco Systems, Inc.*	2,400	44,568
Motorola, Inc.	1,100	24,981

		69,549

Computers & Peripherals (3.2%)
Dell, Inc.*	900	26,379
EMC Corp.*	2,800	37,520
International Business Machines Corp.	500	40,650

		104,549

Diversified Financials (5.3%)
American Express Co.	1,100	57,695
Goldman Sachs Group, Inc.	400	56,500
JPMorgan Chase & Co.	1,500	59,625

		173,820

Diversified Telecommunication Services (2.3%)
ALLTEL Corp.	500	30,015
Sprint Nextel Corp.	2,000	45,780

		75,795

Electric Utilities (3.2%)
Dominion Resources, Inc.	700	52,871
Exelon Corp.	900	51,678

		104,549

	Number of
	Shares	Value

Electronic Equipment & Instruments (2.1%)
Broadcom Corp. Class A*	1,000	$68,200

Food & Drug Retailing (1.8%)
CVS Corp.	2,100	58,296

Food Products (3.9%)
Campbell Soup Co.	1,600	47,888
General Mills, Inc.	700	34,027
Kellogg Co.	1,100	47,190

		129,105

Healthcare Equipment & Supplies (0.9%)
Baxter International, Inc.	800	29,480

Healthcare Providers & Services (2.7%)
UnitedHealth Group, Inc.	1,200	71,304
WellPoint, Inc.*	207	15,898

		87,202

Hotels, Restaurants & Leisure (1.2%)
McDonald’s Corp.	1,100	38,511

Household Products (2.0%)
Procter & Gamble Co.	1,100	65,153

Industrial Conglomerates (4.7%)
General Electric Co.	3,000	98,250
Tyco International, Ltd.	2,100	54,705

		152,955

Insurance (7.2%)
American International Group, Inc.	1,000	65,460
Genworth Financial, Inc. Class A	2,000	65,520
Hartford Financial Services Group, Inc.	500	41,115
St. Paul Travelers Companies, Inc.	1,400	63,532

		235,627

IT Consulting & Services (0.9%)
CACI International, Inc. Class A*	300	17,130
NAVTEQ Corp.*	300	13,473

		30,603

Machinery (2.8%)
Caterpillar, Inc.	600	40,740
Deere & Co.	700	50,232

		90,972

Media (3.9%)
CBS Corp. Class B	750	19,597
E.W. Scripps Co. Class A	700	33,838
Viacom Inc. Class B*	750	31,110
Walt Disney Co.	1,700	43,027

		127,572

Multiline Retail (1.2%)
J.C. Penney Company, Inc.	700	39,060

	Number of
	Shares	Value

Oil & Gas (10.0%)
Apache Corp.	700	$52,871
Burlington Resources, Inc.	700	63,882
Chevron Corp.	600	35,628
Devon Energy Corp.	700	47,747
Exxon Mobil Corp.	2,000	125,500

		325,628

Pharmaceuticals (8.5%)
Barr Pharmaceuticals, Inc.*	800	52,464
Johnson & Johnson	800	46,032
Medco Health Solutions, Inc.*	700	37,870
Pfizer, Inc.	1,500	38,520
Sepracor, Inc.*§	700	39,837
Wyeth	1,400	64,750

		279,473

Semiconductor Equipment & Products (2.0%)
Intel Corp.	2,300	48,921
Maxim Integrated Products, Inc.	400	16,416

		65,337

Software (5.0%)
Activision, Inc.*	1,166	16,720
Electronic Arts, Inc.*	900	49,122
Microsoft Corp.	3,524	99,201

		165,043

Specialty Retail (4.7%)
Best Buy Company, Inc.	700	35,462
Home Depot, Inc.	800	32,440
Ross Stores, Inc.	1,700	48,450
The Gap, Inc.	2,000	36,180

		152,532

TOTAL COMMON STOCKS (Cost $2,807,860)		3,229,444

SHORT TERM INVESTMENT (2.3%)
State Street Navigator Prime Fund§§
(Cost $75,550)	75,550	75,550

TOTAL INVESTMENTS AT VALUE (101.1%) (Cost $2,883,410)		3,304,994
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)		(35,458)

NET ASSETS (100.0%)		$3,269,536

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $2,883,410, $493,926, $(72,342) and $421,584, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Institutional Fund, Inc. — Harbinger Portfolio Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.0%)
Biotechnology (1.2%)
Rigel Pharmaceuticals, Inc.*§	1,500	$11,685

Communications Equipment (5.5%)
Symmetricom, Inc.*	5,200	51,428

Energy Equipment & Services (9.9%)
Hornbeck Offshore Services, Inc.*	1,200	47,736
National-Oilwell Varco, Inc.*	600	45,642

		93,378

Healthcare Equipment & Supplies (12.1%)
Dade Behring Holdings, Inc.	1,000	39,130
Immucor, Inc.*	2,500	75,125

		114,255

Healthcare Providers & Services (3.6%)
Centene Corp.*	1,300	34,177

Hotels, Restaurants & Leisure (4.5%)
Starwood Hotels & Resorts Worldwide, Inc.	700	42,567

Internet Software & Services (15.0%)
Digitas, Inc.*	3,300	43,197
Openwave Systems, Inc.*	2,400	51,744
Opsware, Inc.*§	6,400	46,848

		141,789

Media (7.1%)
Lions Gate Entertainment Corp.*§	7,500	66,750

Oil & Gas (5.4%)
Denbury Resources, Inc.*	1,700	50,609

Real Estate (6.9%)
HouseValues, Inc.*	3,900	65,481

Semiconductor Equipment & Products (10.1%)
Photronics, Inc.*	2,600	46,904
Tessera Technologies, Inc.*	1,500	48,420

		95,324

Software (9.0%)
Activision, Inc.*	2,577	36,954
Adobe Systems, Inc.	1,208	47,982

		84,936

Specialty Retail (4.7%)
Children’s Place Retail Stores, Inc.*	1,000	43,790

TOTAL COMMON STOCKS (Cost $692,153)		896,169

	Number of
	Shares	Value

SHORT TERM INVESTMENT (9.5%)
State Street Navigator Prime Fund§§
(Cost $89,625)	89,625	$89,625

TOTAL INVESTMENTS AT VALUE (104.5%) (Cost $781,778)		985,794
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.5%)		(42,191)

NET ASSETS (100.0%)		$943,603

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $781,778, $223,789, $(19,773) and $204,016, respectively.

Other information regarding the Portfolio is available in the Portfolio's most recent Report to Shareholders. This information is also available on the Portfolio's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Credit Suisse Institutional Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006